Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Principal Accounting Policies
Basis of consolidation
(a)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as noncontrolling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

Basis of presentation
(b)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

Effective from October 1, 2020, the Company changed its ADS to ordinary share ratio from the one ADS for every twenty-five ordinary shares to one ADS for every five ordinary shares. Therefore, the number of ADS and the computations of per ADS data as disclosed elsewhere in these consolidated financial statements have been retrospectively restated.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. Critical accounting estimates and assumptions include, but are not limited to, assessing the following: average playing period of paying players of online games and impairment of long-term investments.

Revenue recognition
(c)	Revenue recognition

On January 1, 2018, the Group adopted Topic 606 using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. The impact of adopting the new revenue standard was not material to the consolidated financial statements. For the year ended December 31, 2018, 2019 and 2020, net revenue recognized from sources other than contracts with customers under ASC 606 was immaterial.

Revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and Value Added Tax (“VAT”).

The recognition of revenues involves certain management judgments, including estimated lives of virtual items purchased by game players, estimated breakage of game points, return allowance for goods sold, the estimation of the fair value of an advertising-for-advertising barter transaction, volume sales rebates. The amount and timing of the Group’s revenues could be different if management made different judgments or utilized different estimates.

The Group’s revenues are mainly generated from online game services, online courses services from Youdao, advertising services, e-commerce and other fee-based premium services. Refer to “Note 26 - Segment Information” for disaggregation of revenue.

(i)	Online game services

The Group operates mobile games and PC games. The Group is the principal of all games it operates, including both self-developed games and licensed games. As all these games are hosted on the Group’s servers, the Group has the pricing discretion, and is responsible for the sale and marketing of the games as well as customer services. Fees paid to game developers, distribution channels (app stores) and payment channels are recorded as cost of revenues.

Mobile games

The Group generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games. The Group’s performance obligation is to provide on-going game services to players who purchased virtual items to gain an enhanced game-playing experience. This performance obligation is satisfied over the playing period of the paying players. Accordingly, the Group recognizes the revenues ratably over the estimated average playing period of these paying players.

The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players for each game based on historical players’ churn rates. If a new game is launched and only a limited period of paying player data is available, then the Group considers other qualitative factors, such as the playing patterns for paying users for other games with similar characteristics and playing patterns of paying players, such as targeted players and purchasing frequency. While the Group believes its estimates to be reasonable based on available game player information, the Group may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

PC games

The Group sells prepaid points to the end users. Customers can purchase “virtual” prepaid points online or from the vendors who register the points in the Group’s system via debit and credit cards or bank transfers via the online payment services platforms, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s PC games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid online points to players are recorded as deferred revenues.

The Group earns revenue through providing PC game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For PC games using the time-based model, players are charged based on the time they spend playing games. Revenues are recognized ratably over the game playing period as the performance obligations are satisfied.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. In-game items have different life patterns: one-time use, limited life and permanent life. Revenues from the sales of one-time use in-game items are recognized upon consumption. Limited life items are either limited by the number of uses (for example, 10 times) or limited by time (for example, three months). Revenues from the sales of limited life in-game items are recognized ratably based on the extent of time passed or expired or when the items are fully used. Players are allowed to use permanent life in-game items without any use or time limits. Revenues from the sales of permanent life in-game items are recognized ratably over the estimated average playing period of the paying players.

The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the estimated average playing period of the paying players for the permanent in-game items of each PC game based on historical players’ churn rate. This estimate is re-assessed on a quarterly basis. Adjustments arising from the changes of estimated playing period of the paying players are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

(ii)Online courses services

The Group offers various types of integrated learning services through Youdao, which primarily cover a wide spectrum of topics and target people from broad age groups through its diverse offerings of K-12 tutoring courses, foreign languages, professional and interest education services as well as IT computer skills, etc. Youdao’s online courses services consist of online live streaming, other activities during the online live streaming period, as well as the content playback service. The aforementioned services are highly interdependent and interrelated in the context of the contract and are only considered accessory services to the online live streaming courses and therefore are not distinct and are not sold standalone. Therefore, the Group’s online courses services are accounted for as a single performance obligation, which is satisfied over the learning period of the students. Accordingly, the Group recognizes the revenues ratably over the estimated average learning period for different courses. The Group considers the average period that students typically spend time on the courses and other learning behavior patterns to arrive at the best estimates for the estimated learning period for each course based on the estimated learning time customers spend on the courses and the expected number of times customers will take the courses.

(iii)	Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts. Advertising service contracts may consist of multiple performance obligations with a typical term of less than three months. In arrangements where the Group has multiple performance obligations, the transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the performance obligation has not been sold separately, the Group estimates the standalone selling price by taking into consideration of the pricing for advertising areas of the Group’s platform with a similar popularities and advertisements with similar formats and quoted prices from competitors as well as other market conditions. Considerations allocated to each performance obligation is recognized as revenue over the advertisement display period, which is usually within three months.

The Group also enters into performance-based advertising arrangements with customers.

For cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with customers, the Group recognizes revenues based on the number of times that the advertisement has been displayed.

For cost per action (“CPA”) advertising arrangements with customers, including Youdao online marketing services, the Group recognizes revenues based on the number of actions completed resulted from the advertisements, including but not limited to when users click on links.

Certain customers may receive volume rebates, which are accounted for as variable consideration. The Group estimates annual expected rebate volume with reference to their historical results and reduce revenues recognized.

The Group recognizes revenue from providing advertising service in exchange for non-cash consideration, usually advertising services, promotional benefits, content, consulting services and software provided by counterparties, at the fair value of the non-cash consideration measured as of contract inception date. If the Group is not able to reliably determine the fair value of non-cash consideration in some situations, the value of the non-cash consideration received is measured indirectly by reference to the standalone selling price of advertising services provided by the Group.

For the year ended December 31, 2018, 2019 and 2020, revenue from rendering adverting services in exchange for non-cash consideration is insignificant.

(iv) E-commerce

The Group’s e-commerce revenue is primarily from its E-commerce platform Yanxuan, which was established in April 2016. Yanxuan sells its private label products, including apparel, homeware, kitchenware and other general merchandise which are sourced primarily directly from original design manufacturers in China through online direct sales. The Group is the principal for the online direct sales, as it controls the inventory before they are transferred to customers. The Group has the primary responsibility for fulfilling the contracts, bears the inventory risk, and has sole discretion in establishing the prices. E-commerce revenues from online direct sales are recognized when control of the goods is transferred to the customer, which generally occurs upon delivery to the customer. The Group also provides discount coupons to its customers for use in purchases on the Yanxuan platform, which are treated as a reduction of revenue when the related transaction is recognized.

Return allowances, which reduce revenue and cost of sales, are estimated using historical experience. Liabilities for return allowances and rights to recover products from customers associated with the Group’s liabilities are recorded as “Accrued liabilities and other payables” and “Inventories, net”, respectively, on the Group’s consolidated balance sheets. Both of the balances are not material as of December 31, 2018, 2019 and 2020.

(v) Fee-based premium services

Fee-based premium services revenues, mostly operated on either consumption-basis or a monthly subscription basis, are derived principally from providing premium live-streaming services, online music services, online reading, e-mail and other innovative businesses. Prepaid subscription fees collected from customers are deferred and are recognized as revenue on a straight-line basis by the Group over the subscription period, during which customers can access the premium online services provided by the Group. Fees collected from customer to be consumed to purchase online services are recognized as revenue when related services are rendered.

The Group generates revenue from the operation of its live streaming platforms whereby users can enjoy live performances provided by the hosts and interact with the hosts. Most of the hosts host the performance on their own. The Group creates and sells virtual items to users so that the users present them simultaneously to hosts to show their support. The virtual items sold by the Group comprise of either (i) consumable items or (ii) time-based item, such as privilege titles etc. Under the arrangements with the hosts, the Group shares with them a portion of the revenues derived from the sales of virtual items. Revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal to fulfill all obligations related to the sale of virtual items. Accordingly, revenue is recognized when the virtual item is delivered and consumed if the virtual item is a consumable item or, in the case of time-based virtual item, recognized ratably over the period each virtual item is made available to the user.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)

The effects of a significant financing component have not been adjusted for contracts which the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

(ii)

The Group applied the portfolio approach in determining the commencement date of consumption of permanent virtual items and the estimated average playing period of paying players for PC games and mobile games for the recognition of online game revenue given that the effect of applying a portfolio approach to a group game players’ behaviors would not differ materially from considering each one of them individually.

(iii)	The Group elects to expense certain costs to obtain a contract as incurred when the expected amortization period is one year or less.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.

The Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset. Contract assets as of December 31, 2019 and 2020 were not material.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. Contract liabilities are presented as “Deferred Revenue” on the consolidated balance sheets of the Group. Refer to Note 15 - Deferred revenue for further information, including changes in deferred revenue during the year.

Cost of revenues
(d)	Cost of revenues

Costs of revenues consist primarily of revenue sharing cost, staff costs, royalties fees related to licensed games, traffic acquisition cost, content acquisition cost, service fees related to online payments, server and bandwidth service fee, depreciation and amortization of severs, computers and software, and other direct costs of providing these services, as well as cost of merchandise sold. These costs are charged to the consolidated statements of operations and comprehensive income as incurred.

Research and development costs
(e)	Research and development costs

Research and development costs mainly consist of personnel-related expenses and technology service costs incurred for the development of online games, as well as development and enhancement of the Group’s new products, websites and application platforms.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial for the years ended December 31, 2018, 2019 and 2020, as a result, all development costs incurred for development of internal used software have been expensed as incurred.

For external use software, costs incurred for development of external use software have not been capitalized for the years ended December 31, 2018, 2019 and 2020, because the period after the date technical feasibility is reached and the time when the software is marketed is short historically, and the amount of costs qualifying for capitalization has been immaterial.

Cash, cash equivalents and time deposits
(f)	Cash, cash equivalents and time deposits

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in Hong Kong and/or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2019, there were cash at bank and demand deposits with terms of less than three months denominated in U.S. dollars, HK dollars and Euro amounting to approximately US$226.6 million, HK$21.3 million and Euro0.4 million, respectively (equivalent to approximately RMB1,580.7 million, RMB19.0 million and RMB2.7 million, respectively). As of December 31, 2020, there were cash at bank and demand deposits with terms of less than three months denominated in U.S. dollars, HK dollars and Euro amounting to approximately US$673.1 million, HK$16.4 million and Euro1.3 million, respectively (equivalent to approximately RMB4,392.0 million, RMB13.8 million and RMB10.7 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2019, there were time deposits denominated in U.S. dollars amounting to approximately US$4,382.9 million (equivalent to approximately RMB30,576.3 million). As of December 31, 2020, there were time deposits denominated in U.S. dollars amounting to approximately US$8,558.0 million (equivalent to approximately RMB55,840.0 million).

As of December 31, 2019 and 2020, the Group had approximately RMB14.8 billion and RMB23.6 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 25.0% and 27.2% of total cash and cash equivalents and time deposits of the Group, respectively.

As of December 31, 2019 and 2020, the Group had a restricted cash balance approximately RMB3,150.4 million and RMB3,051.4 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Customer deposit of NetEase Pay accounts	1,523.3	1,722.0
Pledge deposits for short-term bank borrowings	1,595.0	1,295.0
Others	32.1	34.4
Total	3,150.4	3,051.4

The Group had no other lien arrangements during 2019 and 2020.

Receivables, net

(g)Receivables, net

The Group closely monitors the collection of its receivables and records a reserve for doubtful accounts against aged accounts and for specifically identified non-recoverable amounts for periods prior to January 1, 2020. If the economic situation and the financial condition of the customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Receivable balances are written off when they are determined to be uncollectible.

From January 1, 2020, the Group’s receivables are subject to the measurement of credit losses within the scope of ASC Topic 326. The impact of new standard was immaterial to the Company.

The Group’s accounts receivable, other receivables recorded in prepayments and other current assets and other long-term receivables recorded in other long-term assets are within the scope of ASC Topic 326. Accounts receivable consist primarily of receivables from advertising customers, and receivables from distribution channels. Other receivables consist primarily of receivable due from Alibaba and guarantee payment made to Blizzard.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The following table sets out the movements of the allowance for doubtful accounts/expected credit losses for the years ended December 31, 2018, 2019 and 2020 (in thousands):

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of year	84,909	130,648	77,147
Provisions	50,954	(30,946)	40,600
Write-offs	(5,215)	(22,555)	(4,494)
Balance at the end of year	130,648	77,147	113,253

Fair value of financial instruments
(h)	Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace

Level 3 - Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments include cash and cash equivalents and time deposits, accounts receivable, prepayments and other current assets, short-term investments, accounts payable, short-term loans, deferred revenue and accrued liabilities and other payables, which the carrying values approximate their fair value. Please see Note 27 for additional information.

Inventories, net
(i)	Inventories, net

Inventories, net mainly represent products for the Group’s e-commerce business, are stated at the lower of cost or net realizable value in the consolidated balance sheets. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive income. Certain costs attributable to buying and receiving products, such as purchase freights, are also included in inventories.

Investments
(j)	Investments

Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets, all of which are with an original maturity of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as other income/(expense). Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 6 and Note 27 for additional information.

Long-term investments

Long-term investments are mainly comprised of equity investments in publicly traded companies, privately-held companies and limited-partnership.

Equity investments in publicly traded companies are reported at fair value as equity investment with readily determinable fair value. Unrealized gains and losses for the years ended December 31, 2018, 2019 and 2020 are recognized in other income/(expense).

For investments in common stock or in-substance common stock issued by privately-held companies on which the Group does not have significant influence, and investments in privately-held companies’ shares that are not common stocks or in-substance common stocks, as these equity securities do not have readily determinable fair value, the Group measure these equity securities investments at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All gains and losses on these equity securities without readily determinable fair value, realized and unrealized, are recognized in other income /(expense).

Investments in common stock or in-substance common stock of investees and limited-partnership investments in which the Group is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method.

Management regularly evaluates the impairment of the investments in privately-held companies without readily determinable fair value and equity method investments at each balance sheet date, or more frequently if events or circumstances indicate that the carrying amount may not be recoverable. For investments without readily determinable fair values, management performs a qualitative assessment of the fair value of the equity interest in comparison to its carrying amount to determine if there is an indication of potential impairment. If such indication exists, management estimates the fair value of the investment, and records an impairment in the consolidated statements of operations and comprehensive income to the extent the carrying amount exceeds the fair value. Significant judgments management applies in the impairment assessment for these equity investments include: (i) the determination as to whether any impairment indicators exist during the year; (ii) the selection of valuation methods; (iii) the determination of significant assumptions used to value the equity investments, including selection of comparable companies and multiples, timing and probabilities of different scenarios, estimated volatility rate, risk-free rate and discount for lack of marketability; and (iv) judgments as to whether a decline in value of equity method investments was other than temporary. For equity method investments, management considers if the investment is impaired when events or circumstances suggest the carrying amount may not be recoverable, and recognizes any impairment charge in the consolidated statements of operations and comprehensive income for a decline in value that is determined to be other than temporary.

Lease

(k)Lease

On January 1, 2019, the Group adopted ASU 2016-02, “Leases (Topic 842)”, including certain transitional guidance and subsequent amendments within ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, including ASU 2016-02, “ASC 842”).

Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. As of December 31, 2019 and 2020, the Group has no finance leases.

Under ASC 842, the Group determines if an arrangement is a lease at inception. The Group is the lessee in a lease contract when the Group obtains the right to control the asset. Operating leases are included in operating lease right-of-use (“ROU”) assets, and short-term and long-term operating lease liabilities in the Group’s consolidated balance sheets. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group generally uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

For leases with a term of twelve months or less (“short-term leases”), the Group has elected not to recognize lease liabilities and associated ROU assets. Lease payments on short-term leases are recognized as lease expense within cost of revenues or operating expenses on the consolidated statements of operations and comprehensive income, depending on the nature of the lease, on a straight-line basis over the lease term.

Property, equipment and software
(l)	Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipments	3-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred.

Land use rights

(m) Land use rights

Land use rights represent lease prepayments to the local government authorities. Upon the adoption of ASC 842 on January 1, 2019, land use rights, net were identified as operating lease right-of-use assets, which is separately disclosed as “Land use rights” in the Group’s consolidated balance sheets. Accordingly, the Group disclosed the cash used for obtaining the land use rights in operating cash flow activities for the year ended December 31, 2019 and 2020, with no adjustments made to the comparative periods.

Intangible assets
(n)	Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Group amortizes its finite-lived intangible assets using the straight-line method:

License right	over the license period
Technology	7-10 years
Trademark	10 years

The Group obtains music content for customers through licensing agreements. When the license fee for music title is determinable or reasonably estimable, the content is available for streaming and the Group has a binding obligation for the payment, the Group recognizes an asset representing the fee and a corresponding liability for the amounts owed. The Group relieves the liability as payments are made and the Group amortizes the asset to “Cost of revenues” on a straight-line basis over the term of the respective licensing agreements.

Goodwill

(o)Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIEs. The Group allocates goodwill to reporting units based on the reporting unit expected to benefit from the business combination. Goodwill is tested for impairment at the reporting unit level on an annual basis, or more frequently if events occur or circumstances change that indicate that it is more likely than not the fair value of a reporting unit would be below its carrying value. A goodwill impairment loss, if any, shall be measured as the amount by which the carrying amount of the reporting unit including goodwill exceeds its fair value, limited to the total carrying amount of goodwill allocated to that reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated primarily through the use of a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the growth rate for business, estimation of the useful life over which cash flows will occur, and determination of weighted average cost of capital. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for each reporting unit. No impairment charge of goodwill was recognized for the year ended December 31, 2020.

Advertising expenses
(p)	Advertising expenses

The Group expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB2,222.2 million, RMB1,679.3 million and RMB3,782.1 million (US$579.6 million) for the years ended December 31, 2018, 2019, and 2020, respectively.

Foreign currency translation
(q)	Foreign currency translation

The Group’s reporting currency is RMB. The Company and its subsidiaries and VIEs, with an exception of several overseas subsidiaries, use RMB as their functional currency. Several of the Company’s overseas subsidiaries used US$ or their respective local currencies as their functional currency. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Assets and liabilities of the Group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB functional currency into the RMB functional currency are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.5250 on the last trading day of 2020 (December 31, 2020) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Share-based compensation
(r)	Share-based compensation

Under its 2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan (see Note 20(a)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.

Certain subsidiaries of the Company granted options exercisable for ordinary shares to certain of the Group’s employees. The options expire five to ten years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The Group adopts the binomial option pricing model to determine the fair value of stock options and accounts for share-based compensation cost using an estimated forfeiture rate.

Forfeitures were estimated based on the Group’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 20 for further information regarding share-based compensation assumptions and expense.

Taxation
(s)	Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carry forwards.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, all deferred tax assets and liabilities are offset and presented as a single amount. The Group does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Group reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any. The Group did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2018, 2019 and 2020.

The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2019 and 2020.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Net earnings per share ("EPS") and per American Depositary Share ("ADS")
(t)	Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share is computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, RSUs or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Statutory reserves
(u)	Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to foreign invested enterprises in China, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC statutory accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other reserve funds is at the discretion of the board of directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC statutory accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the board of directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the board of directors, the discretionary surplus and enterprise expansion fund can be used to offset accumulated losses or to increase capital.

Business combination
(v)	Business combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities assumed by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded on the consolidated statements of operations and comprehensive income.

In a business combination achieved in stages, the Group re-measures the previously held equity interests in the acquiree when obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized on the consolidated statements of operations and comprehensive income.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

Noncontrolling interests and redeemable noncontrolling interests
(w)	Noncontrolling interests and redeemable noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

The noncontrolling interest will continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Redeemable noncontrolling interests represent redeemable equity interests issued by the Group’s subsidiaries to certain investors (see Note 17), and have been classified as mezzanine classified noncontrolling interests in the consolidated financial statements as these redeemable interests are contingently redeemable upon the occurrence of certain conditional events, which is not solely within the control of the Group. The Group accreted the redeemable equity interests to their redemption value, which is purchase price plus interest per year over the period since issuance to the earliest redemption date. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

Related parties
(x)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income
(y)	Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Segment reporting
(z)	Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in detail under Note 26.

Dividends	(aa) Dividends Dividends of the Company are recognized when declared.
Recently adopted accounting pronouncements
(bb)	Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Group adopted this new standard effective January 1, 2020 on a modified retrospective basis. The cumulative effect upon adoption was not material to the Group’s consolidated financial statements.

In 2017, the FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”, which simplifies the subsequent measurement of goodwill by removing the requirement to perform a hypothetical purchase price allocation to compute the implied fair value of goodwill to measure impairment. Instead, any goodwill impairment will equal the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Further, the guidance eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. The Group adopted this new standard effective January 1, 2020 with no material impact on its consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

(cc)Recently issued accounting pronouncements not yet adopted

In December 2019, the FASB issued ASU 2019-12, “Income Taxes-Simplifying the Accounting for Income Taxes (Topic 740)”, which simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The new guidance is effective for the Group on January 1, 2021. The Group does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815”, which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for all entities for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. The Group is currently evaluating the impact and does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.